Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 06, 2020
Prospectus Date	rr_ProspectusDate	Nov. 06, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Gotham Enhanced S&P 500 Index Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSPFX